TCW/DW TERM TRUST 2000
LETTER TO THE SHAREHOLDERS March 31, 1997

                               Two World Trade Center, New York, New York 10048

DEAR SHAREHOLDER:

For the six months ended March 31, 1997, the net asset value of TCW/DW Term Trust 2000 increased from $8.81 to $8.86 per share. Based on this change, and assuming reinvestment of dividends totaling approximately $0.31 per share, the Trust's total return for the period from October 1, 1996 through March 31, 1997 was 4.37 percent. Over the same period, the market price of the Trust's shares on the New York Stock Exchange (NYSE) increased from $7.875 to $8.125 per share. Based on this change, and assuming reinvestment of dividends, the Trust's total return for the six-month period was 7.08 percent. This strong investment performance is largely attributable to the narrowing of the Trust's market discount to net asset value from 11 percent to 8 percent during the period.

In February, the Trust raised its monthly dividend from $0.0440 to $0.0465 per share to reflect an increase in portfolio earnings. This earnings increase is largely attributable to the decline in short-term interest rates over the past 18 months.

THE MARKET

In response to continuing signs of economic growth, the financial markets saw a modest sell off of securities over the past six months. Unemployment claims moved lower, there was a strong gain in manufacturing activity and reports of higher retail sales indicate that consumer spending is fueling further expansion. These strong economic data prompted the Federal Reserve Board to tighten monetary policy by 25 basis points (0.25 percentage points) on March 25, 1997.

According to the Trust's investment adviser, TCW Funds Management, Inc.
(TCW), the recent rise in long-term interest rates reduced home mortgage prepayment risk, which helped the mortgage-backed sector's recent performance. The issuance of new collateralized mortgage obligations (CMOs) is currently at a fraction of the volume generated in previous years, lending support to mortgage yield spreads.

TCW/DW TERM TRUST 2000
LETTER TO THE SHAREHOLDERS, continued

THE PORTFOLIO

Approximately 60 percent of the Trust's assets is invested in AAA-rated mortgage pass-through securities or CMOs. An additional 26 percent is invested in inverse floating rate CMOs issued by U.S. government agencies. Inverse floaters have coupons that reset by a multiple in a direction opposite that of a specified index. The remaining 14 percent are invested in AAA-rated municipal bonds and short-term investments. The municipal bond holdings play an important role as the Trust seeks to achieve its objective of returning the original $10 offering price to shareholders at maturity. On March 31, 1997, the Trust's degree of leverage (the ratio of debt to assets) was 24 percent of total assets.

LOOKING AHEAD

TCW remains generally positive regarding the mortgage-backed sector's long-term prospects. Although overall economic activity is still robust, real interest rates remain at historically high levels. (In the past, periods of strong bond market performance have correlated with high real rates of interest). The Trust's net asset and NYSE market values will continue to fluctuate as both respond to changes in market conditions and interest rates. Many analysts feel that a benign inflationary environment should temper the severity of any future central bank actions.

We would like to remind you that the Trustees have approved a procedure whereby the Trust may attempt, when appropriate, to reduce or eliminate a market value discount from net asset value by repurchasing shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, whichever is lower at the time of purchase. During the period under review, the Trust purchased 1,736,300 shares of common stock at a weighted average market discount of 8.46 percent.

We appreciate your support of TCW/DW Term Trust 2000 and look forward to continuing to serve your investment needs and objectives.

Very truly yours,

/s/ Charles A. Fiumefreddo

CHARLES A. FIUMEFREDDO
Chairman of the Board

TCW/DW TERM TRUST 2000
RESULTS OF ANNUAL MEETING (unaudited)

                                    * * *

On December 27, 1996, an annual meeting of the Trust's shareholders was held for the purpose of voting on three separate matters, the results of which were as follows:

(1) Election of Trustees:

Richard M. DeMartini
      For......................................................   35,096,175
      Withheld ................................................      948,481
Thomas E. Larkin, Jr.
      For .....................................................   35,099,685
      Withheld ................................................      944,971

The following Trustees were not standing for reelection at this meeting: John
C. Argue, Charles A. Fiumefreddo, John R. Haire, Dr. Manuel H. Johnson, Michael
E. Nugent, John L. Schroeder and Marc I. Stern.

(2) Continuance of the Currently Effective Investment Advisory Agreement between the Trust and TCW Funds Management, Inc.:

      For......................................................   32,383,810
      Against .................................................    2,053,639
      Abstain .................................................    1,607,207

(3) Ratification of Price Waterhouse LLP as Independent Accountants:

      For .....................................................   33,805,709
      Against .................................................    1,199,885
      Abstain .................................................    1,039,062

In addition, a shareholder proposal to amend the Trust's Declaration of Trust to require each Trustee, within 30 days of election, to become a shareholder of the Trust failed to obtain the necessary quorum of a majority of shares outstanding and entitled to vote at the meeting. Although no quorum was obtained, the following represents the total of the shares whose votes returned to the Trust prior to the meeting.

                                                         PERCENTAGE OF
           VOTE              NO. OF SHARES            OUTSTANDING SHARES
         --------            -------------            ------------------
         For                    7,130,886                   13.74%
         Against               14,439,181                   27.82%
         Abstain                1,583,802                    3.05%

TCW/DW TERM TRUST 2000
PORTFOLIO OF INVESTMENTS March 31, 1997 (unaudited)

 PRINCIPAL
 AMOUNT IN                                                                    COUPON    MATURITY
 THOUSANDS                                                                     RATE       DATE         VALUE
----------------------------------------------------------------------------------------------------------------
            COLLATERALIZED MORTGAGE OBLIGATIONS (85.2%)
            U.S. GOVERNMENT AGENCIES (41.1%)
 $  8,035   Federal Home Loan Mortgage Corp. 1513 O++ .......................  6.50  %  03/15/08   $  7,727,636
   13,574   Federal Home Loan Mortgage Corp. 1604 JD ........................  5.909+   11/15/08     11,751,883
   18,146   Federal Home Loan Mortgage Corp. 1609 LG (PAC) ..................  5.416+   11/15/23     13,347,486
   15,515   Federal Home Loan Mortgage Corp. 1635 IB (PAC) ..................  5.159+   12/15/08     13,373,831
   17,853   Federal Home Loan Mortgage Corp. 1635 P (TAC) ...................  6.642+   12/15/08     14,341,914
    9,122   Federal Home Loan Mortgage Corp. 1649 S .........................  7.971+   12/15/08      7,234,757
   26,140   Federal Home Loan Mortgage Corp. 1650 LB (PAC)++ ................  6.50     06/15/22     23,964,230
    7,243   Federal Home Loan Mortgage Corp. 1661 SB ........................  7.406+   01/15/09      5,237,886
   16,932   Federal Home Loan Mortgage Corp. 1661 SD ........................  3.337+   01/15/09      9,153,677
   13,492   Federal Home Loan Mortgage Corp. 1671 MB (PAC) ..................  9.45 +   02/15/24     10,388,742
   13,740   Federal Home Loan Mortgage Corp. 1673 S .........................  7.456+   10/15/22      8,999,773
    8,737   Federal Home Loan Mortgage Corp. 1680 EA (PAC)++ ................  6.50     02/15/24      8,217,936
   13,997   Federal National Mortgage Assoc. 1993-170 SE ....................  7.832+   09/25/08     10,873,461
   11,763   Federal National Mortgage Assoc. 1993-188 AN (PAC)++ ............  6.00 +   10/25/08     10,946,418
   14,588   Federal National Mortgage Assoc. 1993-214 S (TAC) ...............  6.054+   12/25/08     10,006,679
    7,103   Federal National Mortgage Assoc. 1993-225 SU (PAC) ..............  6.546+   12/25/23      6,321,966
   10,027   Federal National Mortgage Assoc. 1994-17 S ......................  7.133+   02/25/09      7,807,336
    3,982   Federal National Mortgage Assoc. G1993-35 SB (PAC) .............. 10.937+   11/25/23      3,683,512
                                                                                                  --------------
            TOTAL U.S. GOVERNMENT AGENCIES (Identified Cost $222,827,066)....................       183,379,123
                                                                                                  --------------
            PRIVATE ISSUES (44.1%)
   17,450   CMC Securities Corp. II 1993-E2 E2H (PAC) .......................  7.00     10/25/23     16,937,319
   17,028   CMC Securities Corp. III 1994-A6 (PAC) ..........................  6.75     02/25/24     16,565,009
   14,400   CountryWide Funding Corp. 1993-10 A3 (PAC)++  ...................  6.75     01/25/24     14,008,464
    7,893   CountryWide Mortgage-Backed Securities, Inc. 1993-E A2 (PAC)  ...  6.50     01/25/24      7,781,117
   22,885   General Electric Capital Mortgage Services, Inc. 1994-1 A5 (TAC)   6.50     01/25/24     21,692,118
   26,909   General Electric Capital Mortgage Services, Inc. 1994-6 A9 (TAC)   6.50     09/25/22     23,082,785
    6,614   General Electric Capital Mortgage Services, Inc. 1994-29 A1 .....  8.30     11/25/24      6,625,680
   13,561   General Electric Capital Mortgage Services, Inc. 1995-7 A1  .....  7.50     09/25/25     13,541,760
   24,031   Prudential Home Mortgage Securities 1993-34 C (PAC) .............  7.00     08/25/23     23,811,677
   25,000   Prudential Home Mortgage Securities 1993-47 A3 (PAC) ............  6.75     12/25/23     22,863,093
   22,561   Residential Funding Mortgage Securities I 1993-S43 A3  ..........  5.95     11/25/23     22,078,447
    8,234   Securitized Asset Sales, Inc. 1995-6 A1  ........................  7.00     12/25/10      8,177,730
                                                                                                  --------------
            TOTAL PRIVATE ISSUES (Identified Cost $205,465,105)...........................          197,165,199
                                                                                                  --------------
            TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
            (Identified Cost $428,292,171)........................................                  380,544,322
                                                                                                  --------------

                       SEE NOTES TO FINANCIAL STATEMENTS


TCW/DW TERM TRUST 2000
PORTFOLIO OF INVESTMENTS March 31, 1997 (unaudited) continued

 PRINCIPAL
 AMOUNT IN                                                                    COUPON    MATURITY
 THOUSANDS                                                                     RATE       DATE         VALUE
----------------------------------------------------------------------------------------------------------------
            U.S. GOVERNMENT AGENCY MORTGAGE
            PASS-THROUGH SECURITIES (27.2%)
 $  11,180  Federal Home Loan Mortgage Corp. PC Gold++ ......................  6.00 %   02/01/09   $ 10,523,605
   100,700  Federal National Mortgage Assoc.++ ..............................  5.50-    08/01/01-
                                                                               6.00     02/01/09     93,728,798
    16,845  Government National Mortgage Assoc. II ARM ......................  7.125    06/20/25     17,179,722
                                                                                                  --------------
            TOTAL U.S. GOVERNMENT AGENCY MORTGAGE
            PASS-THROUGH SECURITIES (Identified Cost $127,170,672).........................         121,432,125
                                                                                                  --------------
            MUNICIPAL BONDS (17.3%)
            Electric Revenue (5.7%)
     5,825  Owensboro, Kentucky, Electric Light & Power Refg Ser B (AMBAC) ..  0.00     01/01/02      4,639,146
            Intermountain Power Agency, Utah,
     3,255   Refg Ser A (AMBAC) .............................................  0.00     07/01/01      2,655,234
    22,000   Refg Ser B (AMBAC) .............................................  0.00     07/01/01     17,946,280
                                                                                                  --------------
                                                                                                     25,240,660
                                                                                                  --------------
            Other Revenue (5.6%)
    10,000  North Slope Boro, Alaska, Ser B (MBIA) ..........................  0.00     01/01/01      8,339,900
     2,000  Maricopa County Unified High School District #04, Arizona,
             Glendale Refg (AMBAC) ..........................................  0.00     07/01/01      1,638,260
     4,250  Boston, Massachusetts, Refg Ser A (AMBAC) .......................  4.30     07/01/01      4,173,372
    13,650  Texas, Refg Ser A (AMBAC) .......................................  0.00     10/01/01     11,002,173
                                                                                                  --------------
                                                                                                     25,153,705
                                                                                                  --------------
            Resource Recovery Revenue (1.3%)
     5,620  Westchester County Industrial Development Agency, New York,
             Resco Co Ser A (AMBAC) .........................................  4.95     07/01/01      5,655,968
                                                                                                  --------------
            Transportation Facilities Revenue (2.7%)
    10,000  Kentucky Turnpike Authority, Economic Development Road
             Revitalization Refg (FGIC) .....................................  0.00     01/01/02      7,964,200
     4,250  Harris County, Texas, Toll Road Sr Lien (AMBAC) .................  4.45     08/15/01      4,208,563
                                                                                                  --------------
                                                                                                     12,172,763
                                                                                                  --------------
            Water & Sewer Revenue (2.0%)
    10,855  New Jersey Wastewater Treatment, Ser A (FGIC) ...................  0.00     09/01/01      8,848,996
                                                                                                  --------------
            TOTAL MUNICIPAL BONDS (Identified Cost $75,629,603)..........................            77,072,092
                                                                                                  --------------

                       SEE NOTES TO FINANCIAL STATEMENTS


TCW/DW TERM TRUST 2000
PORTFOLIO OF INVESTMENTS March 31, 1997 (unaudited) continued

 PRINCIPAL
 AMOUNT IN                                                                    COUPON    MATURITY
 THOUSANDS                                                                     RATE       DATE         VALUE
----------------------------------------------------------------------------------------------------------------
            SHORT-TERM INVESTMENT (1.1%)
            REPURCHASE AGREEMENT
 $  4,943   The Bank of New York (dated 03/31/97; proceeds $4,943,495;
             collateralized  by $5,075,651 Federal Home Loan Banks 6.04% due
             08/31/98 valued at  $5,041,612)(Identified Cost $4,942,757)  ...  5.375%   04/01/97   $  4,942,757
                                                                                                  --------------

            TOTAL INVESTMENTS (Identified Cost $636,035,203)(a) .............             130.8%    583,991,296
            LIABILITIES IN EXCESS OF OTHER ASSETS ...........................             (30.8)   (137,563,680)
                                                                                        -------- ---------------
            NET ASSETS ......................................................             100.0%   $446,427,616
                                                                                        ======== ===============

--------------
ARM    Adjustable Rate Mortgage.
PC     Participation Certificate.
PAC    Planned Amortization Class.
TAC    Targeted Amortization Class.
 + Inverse floater: interest rate moves inversely to a designated index, such as LIBOR (London Inter-Bank Offered Rate) or COFI (Cost of Funds Index), typically at a multiple of the changes of the relevant index rate.
++ Some or all of these securities are pledged in connection with reverse repurchase agreements.
(a) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $1,635,625 and the aggregate gross unrealized depreciation is $53,679,532, resulting in net unrealized depreciation of $52,043,907.

Bond Insurance:
---------------
AMBAC     AMBAC Indemnity Corporation.
FGIC      Financial Guaranty Insurance Company.
MBIA      Municipal Bond Investors Assurance Corporation.

                       SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW TERM TRUST 2000
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
March 31, 1997 (unaudited)

ASSETS:
Investments in securities, at value
 (identified cost $636,035,203)...........  $583,991,296
Interest receivable.......................     2,946,345
Deferred organizational expenses..........        11,160
Prepaid expenses .........................        46,111
                                            ------------
  TOTAL ASSETS............................   586,994,912
                                            ------------
LIABILITIES:
Reverse repurchase agreements.............   139,316,000
Payable for:
 Shares of beneficial interest
  repurchased.............................       538,825
 Interest.................................       398,195
 Management fee...........................       139,596
 Investment advisory fee..................        93,064
Accrued expenses .........................        81,616
Contingencies (Note 9) ...................            --
                                            ------------
  TOTAL LIABILITIES.......................   140,567,296
                                            ------------
NET ASSETS:
Paid-in-capital...........................   488,056,047
Net unrealized depreciation...............   (52,043,907)
Accumulated undistributed net investment
  income..................................    13,815,098
Accumulated net realized loss.............    (3,399,622)
                                            ------------
  NET ASSETS..............................  $446,427,616
                                            ============

NET ASSET VALUE PER SHARE,
  50,394,128 shares outstanding (unlimited
  shares authorized of $.01 par value)....  $       8.86
                                            ============

STATEMENT OF OPERATIONS
For the six months ended March 31, 1997 (unaudited)

NET INVESTMENT INCOME:
INTEREST INCOME.......................  $20,755,878
                                        -----------
EXPENSES
Management fee........................      839,245
Investment advisory fee...............      559,497
Transfer agent fees and expenses .....      111,869
Professional fees.....................       43,474
Registration fees.....................       24,374
Insurance expenses....................       21,876
Shareholder reports and notices ......       19,709
Trustees' fees and expenses...........       16,767
Custodian fees........................       14,270
Service fees..........................       11,576
Organizational expenses...............        3,342
Other.................................          818
                                        -----------
  TOTAL OPERATING EXPENSES............    1,666,817
Interest Expense......................    3,891,916
                                        -----------
  TOTAL EXPENSES .....................    5,558,733
                                        -----------
  NET INVESTMENT INCOME...............   15,197,145
                                        -----------
NET REALIZED AND UNREALIZED GAIN:
Net realized gain.....................       20,401
Net change in unrealized
 depreciation.........................    2,364,267
                                        -----------
  NET GAIN ...........................    2,384,668
                                        -----------
NET INCREASE..........................  $17,581,813
                                        ===========

                       SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW TERM TRUST 2000
FINANCIAL STATEMENTS, continued

STATEMENT OF CHANGES IN NET ASSETS

                                                           FOR THE SIX
                                                          MONTHS ENDED       FOR THE YEAR
                                                            MARCH 31,           ENDED
                                                              1997        SEPTEMBER 30, 1996
--------------------------------------------------------------------------------------------
                                                          (unaudited)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income .................................   $ 15,197,145       $ 30,565,489
Net realized gain......................................         20,401             25,414
Net change in unrealized depreciation..................      2,364,267         (4,041,974)
                                                          ------------       ------------
  NET INCREASE.........................................     17,581,813         26,548,929
Dividends from net investment income...................    (15,959,437)       (24,403,711)
Net decrease from transactions in shares of beneficial
 interest..............................................    (14,417,444)       (23,878,590)
                                                          ------------       ------------
  NET DECREASE.........................................    (12,795,068)       (21,733,372)
NET ASSETS:
Beginning of period....................................    459,222,684        480,956,056
                                                          ------------       ------------
  END OF PERIOD
  (Including undistributed net investment income of
  $13,815,098 and $14,577,390, respectively)...........   $446,427,616       $459,222,684
                                                          ============       ============

                       SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW TERM TRUST 2000
FINANCIAL STATEMENTS, continued

STATEMENT OF CASH FLOWS
For the six months ended March 31, 1997 (unaudited)

INCREASE (DECREASE) IN CASH:
CASH FLOWS PROVIDED BY OPERATING ACTIVITIES:
Net investment income ................................................   $ 15,197,145
Adjustments to reconcile net investment income to net cash provided by  operating activities:
Decrease in receivables and other assets related to operations  ......        128,079
Decrease in payables related to operations ...........................       (210,858)
Net amortization of discount/premium .................................     (1,737,786)
                                                                         ------------
  NET CASH PROVIDED BY OPERATING ACTIVITIES ..........................     13,376,580
                                                                         ------------
CASH FLOWS PROVIDED BY INVESTING ACTIVITIES:
Purchase of investments ..............................................       (856,154)
Principal prepayments/sales of investments ...........................     24,231,665
Net sales of short-term investments ..................................         67,490
                                                                         ------------
  NET CASH PROVIDED BY INVESTING ACTIVITIES ..........................     23,443,001
                                                                         ------------
CASH FLOWS USED FOR FINANCING ACTIVITIES:
Net payments for shares of beneficial interest repurchased  ..........    (13,997,194)
Net payments for maturities of reverse repurchase agreements  ........     (7,342,000)
Dividends to shareholders from net investment income .................    (15,959,437)
                                                                         ------------
  NET CASH USED FOR FINANCING ACTIVITIES .............................    (37,298,631)
                                                                         ------------
NET DECREASE IN CASH .................................................       (479,050)
CASH AT BEGINNING OF PERIOD ..........................................        479,050
                                                                         ------------
CASH BALANCE AT END OF PERIOD ........................................   $         --
                                                                         ============
Cash paid during the period for interest .............................   $  4,069,588
                                                                         ============

                       SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW TERM TRUST 2000
NOTES TO FINANCIAL STATEMENTS March 31, 1997 (unaudited)

1. ORGANIZATION AND ACCOUNTING POLICIES

TCW/DW Term Trust 2000 (the "Trust") is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company. The Trust's investment objective is to provide a high level of current income and return $10 per share to shareholders on the termination date. The Trust seeks to achieve its objective by investing in high quality fixed-income securities. The Trust was organized as a Massachusetts business trust June 16, 1993 and commenced operations on November 30, 1993. The Trust will distribute substantially all of its net assets on or about December 31, 2000 and will then terminate.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation; (2) when market quotations are not readily available, including circumstances under which it is determined by TCW Funds Management, Inc. (the "Adviser") that sale and bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees; (3) certain portfolio securities may be valued by an outside pricing service approved by the Trustees. The pricing service may utilize a matrix system incorporating security quality, maturity and coupon as the evaluation model parameters, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining what it believes is the fair valuation of the portfolio securities valued by such pricing service; and (4) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. The Trust amortizes premiums and accretes discounts over the life of the respective securities. Interest income is accrued daily.

TCW/DW TERM TRUST 2000
NOTES TO FINANCIAL STATEMENTS March 31, 1997 (unaudited) continued

C. FEDERAL INCOME TAX STATUS -- It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Trust records dividends and distributions to its shareholders on the record date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

E. ORGANIZATIONAL EXPENSES -- Dean Witter InterCapital Inc., an affiliate of Dean Witter Services Company Inc. (the "Manager"), paid the organizational expenses of the Trust in the amount of approximately $33,500 which have been reimbursed for the full amount thereof. Such expenses have been deferred and are being amortized on the straight-line method over a period not to exceed five years from the commencement of operations.

2. MANAGEMENT AGREEMENT

Pursuant to a Management Agreement, the Trust pays the Manager a management fee, accrued weekly and payable monthly, by applying the annual rate of 0.36% to the Trust's weekly net assets.

Under the terms of the Management Agreement, the Manager maintains certain of the Trust's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Trust who are employees of the Manager. The Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Trust.

3. INVESTMENT ADVISORY AGREEMENT

Pursuant to an Investment Advisory Agreement the Trust pays the Adviser an advisory fee, accrued weekly and payable monthly, by applying the annual rate of 0.24% to the Trust's weekly net assets.

TCW/DW TERM TRUST 2000
NOTES TO FINANCIAL STATEMENTS March 31, 1997 (unaudited) continued

Under the terms of the Investment Advisory Agreement, the Trust has retained the Adviser to invest the Trust's assets, including placing orders for the purchase and sale of portfolio securities. The Adviser obtains and evaluates such information and advice relating to the economy, securities markets and specific securities as it considers necessary or useful to continuously manage the assets of the Trust in a manner consistent with its investment objective. In addition, the Adviser pays the salaries of all personnel, including officers of the Trust, who are employees of the Adviser.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales/prepayments of portfolio securities, excluding short-term investments, for the six months ended March 31, 1997 were as follows:

                                                                  SALES/
                                                    PURCHASES   PREPAYMENTS
                                                    ---------   -----------
U.S. Government Agencies .........................  $     --    $16,210,245
Private Issue Collateralized Mortgage Obligations    856,154      8,021,420

Dean Witter Trust Company, an affiliate of the Manager, is the Trust's transfer agent. At March 31, 1997, the Trust had transfer agent fees and expenses payable of approximately $22,900.

5. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                                                                        CAPITAL
                                                                                                        PAID IN
                                                                                         PAR VALUE     EXCESS OF
                                                                              SHARES     OF SHARES     PAR VALUE
                                                                           -----------   ---------   -------------
Balance, September 30, 1995..............................................  55,201,328    $552,013    $525,800,068
Treasury shares purchased and retired (weighted average discount
 12.08%)*................................................................  (3,070,900)    (30,709)    (23,847,881)
                                                                           -----------   ---------   -------------
Balance, September 30, 1996..............................................  52,130,428     521,304     501,952,187
Treasury shares purchased and retired (weighted average discount
 8.46%)*.................................................................  (1,736,300)    (17,363)    (14,400,081)
                                                                           -----------   ---------   -------------
Balance, March 31, 1997..................................................  50,394,128    $503,941    $487,552,106
                                                                           ===========   =========   =============

--------------
* The Trustees have voted to retire the shares purchased.

6. FEDERAL INCOME TAX STATUS

At September 30, 1996, the Trust had a net capital loss carryover of approximately $3,420,000 to offset future capital gains to the extent provided by regulations.

TCW/DW TERM TRUST 2000
NOTES TO FINANCIAL STATEMENTS March 31, 1997 (unaudited) continued

7. REVERSE REPURCHASE AND DOLLAR ROLL AGREEMENTS

Reverse repurchase and dollar roll agreements involve the risk that the market value of the securities the Trust is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a reverse repurchase or dollar roll agreement files for bankruptcy or becomes insolvent, the Trust's use of proceeds may be restricted pending a determination by the other party, its trustee or receiver, whether to enforce the Trust's obligation to repurchase the securities.

Reverse repurchase agreements are collateralized by Trust securities with a market value in excess of the Trust's obligation under the contract. At March 31, 1997 securities valued at $142,582,511 were pledged as collateral.

At March 31, 1997, the reverse repurchase agreements outstanding were $139,316,000 with a weighted interest rate of 5.47% maturing within 43 days. The maximum and average daily amounts outstanding during the period were $146,658,000 and $141,656,659, respectively. The weighted average interest rate during the period was 5.43%.

8. DIVIDENDS

The Trust declared the following dividends from net investment income:

 DECLARATION          AMOUNT PER          RECORD              PAYABLE
     DATE                SHARE             DATE                DATE
 ------------         ----------          ------              -------
March 25, 1997         $0.0465         April 4, 1997       April 18, 1997
April 29, 1997         $0.0465          May 9, 1997         May 23, 1997

9. LITIGATION

Four purported class actions lawsuits have been filed in the Superior Court for the State of California, County of Orange, against some of the Trust's Trustees and officers, one of its underwriters, the lead representative of its underwriters, the Adviser, the Manager and other defendants -but not against the Trust -by certain shareholders of the Trust and other trusts for which the defendants act in similar capacities. These plaintiffs generally allege violations of state statutory and common law in connection with the marketing of the Trust to customers of one of the underwriters. Damages, including punitive damages, are sought in an unspecified amount. On or about October 20, 1995, the plaintiffs filed an amended complaint consolidating these four actions. The defendants thereafter filed answers and affirmative defenses to the consolidated amended complaint. The defendants' answers deny all of the material allegations of the plaintiffs' complaint. In 1996, the plaintiffs voluntarily dismissed, without prejudice, their claims against two defendants who were independent Trustees of the Trust. In March

TCW/DW TERM TRUST 2000
NOTES TO FINANCIAL STATEMENTS March 31, 1997 (unaudited) continued

1997, all of the remaining defendants in the litigation filed motions for judgment on the pleadings, seeking dismissal of all of the claims asserted against them. The defendants' motions were fully briefed by all parties and were the subject of a hearing before the Court on April 18, 1997. As of May 6, 1997, the motions were still under submission with the Court and no ruling had yet been entered in connection with those motions. Certain of the defendants in these suits have asserted their right to indemnification from the Trust. The ultimate outcome of these matters is not presently determinable, and no provision has been made in the Trust's financial statements for the effect, if any, of such matters.

TCW/DW TERM TRUST 2000
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                                          FOR THE YEAR       FOR THE PERIOD
                                                     FOR THE SIX        FOR THE YEAR          ENDED         NOVEMBER 30, 1993*
                                                     MONTHS ENDED          ENDED          SEPTEMBER 30,          THROUGH
                                                    MARCH 31, 1997   SEPTEMBER 30, 1996      1995++++       SEPTEMBER 30, 1994
------------------------------------------------------------------------------------------------------------------------------
                                                     (unaudited)
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period..............       $ 8.81           $ 8.71              $ 7.48               $9.50
                                                         ------           ------              ------              ------
Net investment income.............................         0.30             0.59                0.56                0.56
Net realized and unrealized gain (loss)...........         0.03            (0.09)               1.14               (2.09)
                                                         ------           ------              ------              ------
Total from investment operations..................         0.33             0.50                1.70               (1.53)
                                                         ------           ------              ------              ------
Less dividends from net investment income  .......        (0.31)           (0.46)              (0.49)              (0.48)
                                                         ------           ------              ------              ------
Anti-dilutive effect of acquiring treasury shares          0.03             0.06                0.02                   -
                                                         ------           ------              ------              ------
Less offering costs charged against capital  .....            -                -                   -               (0.01)
                                                         ------           ------              ------              ------
Net asset value, end of period....................       $ 8.86           $ 8.81              $ 8.71               $7.48
                                                         ======           ======              ======              ======
Market value, end of period.......................       $8.125           $7.875              $ 7.50              $7.875
                                                         ======           ======              ======              ======
TOTAL INVESTMENT RETURN+..........................         7.08%(1)        11.29%               1.87%             (16.87)%(1)

RATIOS TO AVERAGE NET ASSETS:
Operating expenses................................         0.72%(2)         0.73%               0.76%               0.74%(2)
Interest expense..................................         1.67%(2)         1.66%               2.49%               1.41%(2)
Total expenses....................................         2.39%(2)         2.39%               3.25%               2.15%(2)
Net investment income.............................         6.54%(2)         6.46%               7.12%               8.08%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands...........     $446,428         $459,223            $480,956            $422,478
Portfolio turnover rate...........................            -%(1)++         31%                  -%++               48%(1)

--------------
 *     Commencement of operations.
 + Total investment return is based upon the current market value on the first day of each period reported. Dividends and distributions are assumed to be reinvested at the prices obtained under the Trust's reinvestment plan. Total investment return does not reflect brokerage commissions.
 ++    Less than 0.5%.
++++   Restated for comparative purposes.
(1)    Not annualized.
(2)    Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

TRUSTEES

John C. Argue
Richard M. DeMartini
Charles A. Fiumefreddo
John R. Haire
Dr. Manuel H. Johnson
Thomas E. Larkin, Jr.
Michael E. Nugent
John L. Schroeder
Marc L. Stern

OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Thomas E. Larkin, Jr.
President

Barry Fink
Vice President, Secretary and
General Counsel

Philip A. Barach
Vice President

Jeffrey E. Gundlach
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT

Dean Witter Trust Company
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS

Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York 10036

MANAGER

Dean Witter Services Company Inc.

ADVISER

TCW Funds Management, Inc.


The financial statements included herein have been taken from the records of the Trust without examination by the independent accountants and accordingly they do not express an opinion thereon.


TCW/DW

TERM TRUST
2000


SEMIANNUAL REPORT
MARCH 31, 1997